Income Taxes (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC
Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate and the actual provision for income taxes
Net income (loss) before income taxes and income of affiliates and discontinued operations	$ 25,754	160,452	(674,306)	462,886
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		40,113	(168,576)	115,722
Expenses not deductible for tax purposes:
Entertainment		668	659	607
Goodwill and unamortized intangible asset impairment			255,272
Other		3,312	3,579	1,130
Tax exemption and tax relief:
Tax rate differentials		(3,947)	(30,140)	(30,799)
Change in valuation allowance		5,003	13,654	(92)
Uncertain tax provisions		4,003	8,367	2,981
Other		1,221	1,215	(424)
Income tax expense	8,085	50,373	84,030	89,125
Income Taxes [Line Items]
Additional PRC income taxes that would have been payable without the tax exemption		26,784	70,065	29,407
The per share effect on basic net profit without the tax exemption (in RMB per share)		0.03
Withholding tax rate in case of dividends paid by PRC subsidiaries (as a percent)					10.00%
Provision for Chinese dividend withholding taxes					0	0
Minimum equity interest directly owned by residents in the Hong Kong SAR in PRC subsidiaries for lower withholding tax (as a percent)					25.00%
Lower withholding tax rate on dividend applied, in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR (as a percent)					5.00%
Aggregate undistributed earnings of the Group's subsidiaries and VIEs in the PRC that are available for distribution to the Group		1,754,077	1,543,119
Deferred tax liability in respect of undistributed earnings to be recorded if earnings are to be distributed or determined to be no longer permanently reinvested		175,408	154,312
Percentage interest in subsidiaries that ownership must exceed for recognition of a deferred tax liability	50.00%	50.00%